Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31	As of December 31
	2025	2024
	USD	USD

Cash in bank	1,931,174	5,559,276
Total	1,931,174	5,559,276